UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cedar Rock Capital Limited

Address:  Nuffield House
          41-46 Piccadilly
          London W1J 0DS

13F File Number: 28-06285

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Joy-Isabelle Besse
Title:  Director
Phone:  +44-0-20-7494-8600


Signature, Place and Date of Signing:


/s/ Joy-Isabelle Besse          New York, New York             February 5, 2007
----------------------          ------------------             ----------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     7

Form 13F Information Table Value Total:  $780,574.35
                                          (thousands)


List of Other Included Managers: None


                                                    FORM 13F INFORMATION TABLE
COLUMN 1              COLUMN  2   COLUMN 3    COLUMN 4            COLUMN 5       COLUMN 6    COLUMN 7       COLUMN 8

                       TITLE                   VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER        OF CLASS     CUSIP      (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
ALTRIA GROUP INC      COM         02209S103   218,844.60    2,550,042            YES         N/A       SOLE
CLOROX CO DEL         COM         189054109    19,875.47      309,828            YES         N/A       SOLE
DOMINOS PIZZA INC     COM         25754A201    59,863.19    2,137,971            YES         N/A       SOLE
GANNETT INC           COM         364730101   194,591.42    3,218,515            YES         N/A       SOLE
KIMBERLY CLARK CORP   COM         494368103   173,238.32    2,549,497            YES         N/A       SOLE
MCCLATCHY CO          CL A        579489105       242.18        5,593            YES         N/A       SOLE
LEE ENTERPRISES INC   COM         523768109   113,919.17    3,667,713            YES         N/A       SOLE









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